Reinsurance assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Assets Arising From Reinsurance Contracts
Assets arising from reinsurance contracts related to:	2018	2017
Life insurance general account	18,712	17,419
Life insurance for account of policyholders	2	2
Non-life insurance	1,356	1,327
Investment contracts	437	453
At December 31	20,507	19,202

Summary of Reinsurance Assets Relating to Non-life Insurance

Assets arising from reinsurance contracts related to:	2018	2017
Normal course of business	6,900	6,648
Exit of a business	13,606	12,553
At December 31	20,507	19,202